Class A Ordinary Shares Subject to Possible Redemption - Additional Information (Q3) (Details) - USD ($)			9 Months Ended		12 Months Ended	33 Months Ended
	Aug. 04, 2023	Jan. 11, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Temporary Equity [Line Items]
Cash withdrawn from Trust Account for working capital purposes			$ 1,230,308	$ 27,010	$ 43,317	$ 4,304,076
Common Class A [Member]
Temporary Equity [Line Items]
Temporary equity shares authorized (in shares)			500,000,000		500,000,000	500,000,000
Temporary equity par or stated value per share (in dollars per share)			$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity, shares issued (in shares)			635,778		48,300,000	635,778	48,300,000
Temporary equity shares outstanding (in shares)			635,778		48,300,000	635,778	48,300,000
Number of shares redeemed (in shares)	282,624	47,381,598
Redemption amount	$ 2,942,664	$ 478,003,632